Total Capital and Net Income Per Unit Net Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Class of Stock [Line Items]
Limited partners’ interest in net income	$ 33,255	$ 40,122	$ 32,421	$ 64,820
Weighted average number of common units	86,951,234	78,012,514	82,010,753	78,402,239
Dilutive effect of unit-based compensation	89,812	94,256	99,073	86,092
Weighted average number of common units and common unit equivalents (in units)	87,041,046	78,106,770	82,109,826	78,488,331
Basic (usd per unit)	$ 0.38	$ 0.51	$ 0.40	$ 0.83
Diluted (usd per unit)	$ 0.38	$ 0.51	$ 0.39	$ 0.83
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 6,400	$ 6,400	$ 19,300	$ 12,900